PARENT ONLY INFORMATION - Condensed Statements of Operations and Comprehensive Loss - Additional (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0
LightInTheBox Holding Co., Ltd. | Parent
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0